Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
	Defined Benefit Pension Plan	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2018	(7)	15	1,030	1,038
Other Comprehensive Income (Loss), Before Tax	(9)	3	(142)	(148)
Income Tax Expense	2	-	-	2
As at September 30, 2019	(14)	18	888	892

As at December 31, 2019	(2)	27	802	827
Other Comprehensive Income (Loss), Before Tax	(4)	1	127	124
Income Tax Expense	1	-	-	1
As at September 30, 2020	(5)	28	929	952